[WELLS FARGO ADVANTAGE FUNDS LETTERHEAD]

 Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

MAC A0102-120

San Francisco, CA  94105

SEPTEMBER 12, 2012

Writer’s Direct Dial Number

(617) 210-3682

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:         Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

                In connection with the registration of Wells Fargo Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(a) of the 1933 Act  (the “Rule”) and Regulation S-T, the Trust’s Post-Effective Amendment No. 255 to its Registration Statement under the 1933 Act and Amendment No. 256 to its Registration Statement under the 1940 Act on Form N-1A for the purpose adding the following new share classes to existing series of the Trust:

Fund	New Class(es)
Wells Fargo Advantage Capital Growth Fund	R6 R4
Wells Fargo Advantage Dow Jones Target 2010 Fund	R4
Wells Fargo Advantage Dow Jones Target 2015 Fund	R4
Wells Fargo Advantage Dow Jones Target 2020 Fund	R4
Wells Fargo Advantage Dow Jones Target 2025 Fund	R4
Wells Fargo Advantage Dow Jones Target 2030 Fund	R4
Wells Fargo Advantage Dow Jones Target 2035 Fund	R4
Wells Fargo Advantage Dow Jones Target 2040 Fund	R4
Wells Fargo Advantage Dow Jones Target 2045 Fund	R4
Wells Fargo Advantage Dow Jones Target 2050 Fund	R4
Wells Fargo Advantage Dow Jones Target 2055 Fund	R4
Wells Fargo Advantage Dow Jones Target Today Fund	R4
Wells Fargo Advantage International Bond Fund	R6
Wells Fargo Advantage Intrinsic Value Fund	R6 R4
Wells Fargo Advantage Large Cap Growth Fund	R6 R4
Wells Fargo Advantage Premier Large Company Growth Fund	R6 R4
Wells Fargo Advantage Short Duration Government Bond Fund	R6
Wells Fargo Advantage Total Return Bond Fund	R6 R4

If you have any questions or require additional information to assist you in your review of this filing, please contact Maureen Towle at 617-210-3682.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel